Consolidated Subsidiaries - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Promissory note	$ 4.6	$ 4.9
Field Services
Variable Interest Entity [Line Items]
Percentage of interest by consolidated subsidiaries	100.00%
Water Solutions Holding
Variable Interest Entity [Line Items]
Ownership percentage by parent	60.00%
Water Solutions Holding | Water Solutions Credit Facility
Variable Interest Entity [Line Items]
Line of Credit Facility, Amount Outstanding	$ 0.7
NorthStar 3 LLC
Variable Interest Entity [Line Items]
Cash available on disposal of well	87.30%
Sand Hills Management | Water Solutions Holding
Variable Interest Entity [Line Items]
Date of Agreement	2009-11
Membership interest	20.00%
Ownership percentage by subsidiary	40.00%
Rex
Variable Interest Entity [Line Items]
Membership interest	80.00%
R.E. Gas Development LLC | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	51.00%
Northstar Water Management | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	49.00%